Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	MDU Resources Group, Inc. 401(k) Retirement Plan Employer Identification Number (30-1133956) - Plan Number (004) Schedule H, Line 4i - Schedule of Assets (Held at End of Year) December 31, 2025